Income Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Deferred
Valuation on allowance				$ 205,053	$ 114,287
Income tax provision	$ 424,739			802,367
Federal [Member]
Current
Federal				802,367
Deferred
Federal				(205,053)	(114,287)
State [Member]
Current
State
Deferred
State